Capital Lease Obligations and Restricted Cash - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Commitment, 2014	$ 24,000
Commitment, 2015	24,000
Commitment, 2016	24,000
Commitment, 2017	24,000
Commitment, 2018	24,000
Thereafter	$ 833,128